SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 275	$ 484	$ 352	$ 418	$ 330	$ 258
Prepaid expenses and other assets	53	56		35
Total Current Assets	1,010	1,213		1,085
Other Assets:
Total Assets	5,112	5,905		6,415
Accrued liabilities:
Other	50	55		54
Total Current Liabilities	880	972		899
Long-Term Debt	3,020	3,867		3,881
Other Long-Term Liabilities:
Deferred taxes	746	712		699
Total Other Long-Term Liabilities	885	1,043		1,100
Total Shareholders' Equity	327	23		535	1,234	1,246
Total Liabilities and Shareholders' Equity	5,112	5,905		6,415
Parent Issuer
Current Assets:
Cash and cash equivalents		8		6	10	12
Prepaid expenses and other assets				1
Total Current Assets		8		7
Other Assets:
Investments in and advances to subsidiaries		52		554
Total Assets		60		561
Accrued liabilities:
Other				3
Total Current Liabilities				3
Long-Term Debt		14
Other Long-Term Liabilities:
Deferred taxes		23		23
Total Other Long-Term Liabilities		23		23
Total Shareholders' Equity		23		535
Total Liabilities and Shareholders' Equity		$ 60		$ 561